Property, Plant and Equipment (Details) - PEN (S/) S/ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Accounts payable related to the acquisition of property, plant and equipment		S/ (17,122)	S/ 9,379	S/ 14,560
Net cost of plant		36,551
Other operating income expenses		S/ 11,393
Mining Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net acquisition costs related to coal concessions	S/ 34,350